COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Commitments
	June 30, 2021	December 31, 2020
Not later than one year	$162	$20
Later than one year and not later than five years	14	14
Later than five years	2	3
	$178	$37